Derivative Financial Instruments - Additional Information (Detail) - $ / shares	2 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right exercise price of warrants or rights 1		$ 11.5
Redeemable Public Warrants [Member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period		11,499,879	11,500,000
Private Placement Warrants [Member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period		14,250,000	14,250,000
Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period		37,422,536	37,572,536
Penny Warrants [Member] | Tranche One [Member] | Strategic Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period		20,422,536	20,572,536
Class of warrant or right exercise price of warrants or rights 1		$ 0.01
Market Warrants [Member] | Strategic Warrants [member] | EVE Holding Inc [Member] | Black Scholes Model [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right exercise price of warrants or rights 1		$ 15
Market Warrants [Member] | Tranche Two [Member] | Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period		12,000,000	12,000,000
Class of warrant or right exercise price of warrants or rights 1		$ 11.5	$ 15
Market Warrants [Member] | Tranche Three [Member] | Strategic Warrants [member] | ERJZanite Acquisition Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period		5,000,000	5,000,000
Class of warrant or right exercise price of warrants or rights 1		$ 11.5
Banco De Santander [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in number of shares issued	19,556,109
Derivatives variable interest rate spread	1.73%